Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets	$ 11,708	$ 0
Operating lease liabilities	$ 11,959
ASU 2016-02
Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2022
Change in accounting principle, accounting standards update, adopted [true false]	true
Change in accounting principle, accounting standards update, immaterial effect [true false]	true
Operating lease right-of-use assets	$ 61,900
Operating lease liabilities	$ 64,700